Securities (Tables)	3 Months Ended
Mar. 31, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	March 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	51,149	267	(113)	51,303
State and municipal obligations	51,605	1,627	(16)	53,216
Corporate obligations (1)	1,094	2	(269)	827
Equity securities	1,292	190	-	1,482

Total Securities Available for Sale	$105,642	2,086	(398)	107,330

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011

		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$7	2	-	9
State and municipal obligations	164,629	4,520	(182)	168,967
Corporate obligations	828	305	-	1,133

Total Securities Held to Maturity	$165,464	4,827	(182)	170,109

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$16,011	16,165	28,646	28,895
1 to 5	35,050	36,529	118,385	122,171
5 to 10	48,177	48,268	17,588	17,890
10 and over	5,112	4,886	845	1,153

Total	$104,350	105,848	165,464	170,109

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$21,965	113	-	-	21,965	113
State and municipal obligations	309	2	1,268	14	1,577	16
Corporate obligations	-	-	1,056	269	1,056	269

Total temporarily impaired securities	$22,274	115	2,324	283	24,598	398

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$15,819	121	4,572	61	20,391	182

Total temporarily impaired securities	$15,819	121	4,572	61	20,391	182

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135